Summary of Significant Accounting Policies (Schedule of Net Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Earnings per Share
Earnings from continuing operations attributable to FIS, net of tax		$ 1,261	$ 524	$ 631
Earnings (loss) from discontinued operations attributable to FIS, net of tax		0	1	(7)
Net earnings attributable to FIS common stockholders		$ 1,261	$ 525	$ 624
Weighted average shares outstanding — basic (in shares)		330	326	285
Plus: Common stock equivalent shares (in shares)		6	4	4
Weighted average shares outstanding — diluted (in shares)		336	330	289
Net earnings per share — basic from continuing operations attributable to FIS common stockholders (in dollars per share)		$ 3.82	$ 1.61	$ 2.21
Net earnings (loss) per share — basic from discontinued operations attributable to FIS common stockholders (in dollars per share)		0.00	0.00	(0.03)
Net earnings per share — basic attributable to FIS common stockholders (in dollars per share)	[1]	3.82	1.61	2.19
Net earnings per share — diluted from continuing operations attributable to FIS common stockholders (in dollars per share)		3.75	1.59	2.18
Net earnings (loss) per share — diluted from discontinued operations attributable to FIS common stockholders (in dollars per share)		0.00	0.00	(0.03)
Net earnings per share — diluted attributable to FIS common stockholders (in dollars per share)	[1]	$ 3.75	$ 1.59	$ 2.16

[1]	Amounts may not sum due to rounding.